Cover	Sep. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2026
Entity File Number	000-55580
Entity Registrant Name	HIGHLANDS REIT, INC.
Entity Central Index Key	0001661458
Entity Tax Identification Number	81-0862795
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1 South Dearborn Street
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60603
City Area Code	312
Local Phone Number	583-7990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Common Stock
Entity Emerging Growth Company	false